INCOME TAX (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax
Loss before tax	$ (17,746)	$ (6,859)
Combined statutory tax rates	27.00%	27.00%
Expected tax recovery	$ (4,791)	$ (1,852)
Non-deductible items	(60)	369
Share issuance costs		(1,198)
Other	(41)	94
Differences in foreign tax rates	9	(13)
Change in unrecognized deferred tax assets	5,085	3,064
Current income tax expense	$ 202	$ 464